Available-for-sale Investments - Schedule of Available-for-sale Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Available-for-sale investments	£ 58
Available-for-sale investments	107	£ 58
Available-for-sale investments, Current	65	15
Available-for-sale investments, Non-current	42	43
Financial Assets Available-for-sale
Disclosure Of Financial Assets [Line Items]
Available-for-sale investments	58	72
Differences on exchange		10
Additions	90	4
Revaluations	(27)
Disposals	(14)	(28)
Available-for-sale investments	£ 107	£ 58